Note 5 - Due to Related Parties (Tables)	3 Months Ended
Feb. 28, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	February 28, 2014	November 30, 2013
	$	$
Promissory note payable to two directors and officers of the Company, unsecured, 6% annual interest rate on the outstanding loan balance (i) (February 28, 2014 - C$790,057; November 30, 2013 - C$778,491)	713,421	733,042
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms(ii) (February 28, 2014 - C$28,167; November 30, 2013 - C$28,167)	25,435	26,522
	738,856	759,564

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly(iii)	1,404,031	2,105,406